INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the gross amounts of tax contingencies at the beginning and end of the year
Balance, beginning of year	$ 5,830	$ 6,907	$ 4,848	$ 15,385
Additions based on tax positions related to the current year			2,239
Reductions for tax positions of prior years		(119)	(180)	(8,276)
Settlements		(958)		(2,261)
Balance, end of year		5,830	6,907	4,848
Unrecognized tax benefits
Amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate		1,200
Interest and penalties related to unrecognized tax benefits		(527)	352	(17,580)
Expected future payment of interest and penalties accrued related to unrecognized tax benefits		2,793	3,233	3,271
Income tax examinations
Undistributed earnings of non-U.S. subsidiaries		320,000
Reduction of the active financing income	(2,671)	2,671
Minimum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments		3,000
Maximum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments		$ 4,000